Quarterly Holdings Report
for
Fidelity® Value Discovery K6 Fund
October 31, 2025
FVDK6-NPRT1-1225
1.9884000.108
Common Stocks - 98.8%
	Shares	Value ($)
CANADA - 2.4%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Alimentation Couche-Tard Inc	11,638	591,463
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Canadian Natural Resources Ltd (United States)	26,367	844,271
Imperial Oil Ltd (United States) (a)	13,008	1,147,436
Parex Resources Inc	35,338	452,008
		2,443,715
Materials - 0.5%
Chemicals - 0.5%
Nutrien Ltd (United States)	15,615	850,237
TOTAL CANADA		3,885,415
FRANCE - 0.6%
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
LVMH Moet Hennessy Louis Vuitton SE	1,414	999,448
NETHERLANDS - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
ASML Holding NV depository receipt	300	317,769
NXP Semiconductors NV	2,528	528,655

TOTAL NETHERLANDS		846,424
UNITED KINGDOM - 3.4%
Consumer Staples - 0.7%
Beverages - 0.5%
Diageo PLC	32,466	746,775
Tobacco - 0.2%
British American Tobacco PLC ADR	6,200	317,378
TOTAL CONSUMER STAPLES		1,064,153

Health Care - 1.5%
Pharmaceuticals - 1.5%
Astrazeneca PLC ADR	29,218	2,407,564
Utilities - 1.2%
Multi-Utilities - 1.2%
National Grid PLC	128,692	1,929,622
TOTAL UNITED KINGDOM		5,401,339
UNITED STATES - 91.9%
Communication Services - 8.0%
Entertainment - 1.3%
Walt Disney Co/The	18,397	2,071,870
Interactive Media & Services - 6.0%
Alphabet Inc Class A	22,647	6,368,110
Alphabet Inc Class C	7,967	2,245,260
Meta Platforms Inc Class A	1,417	918,712
		9,532,082
Media - 0.7%
Comcast Corp Class A	38,188	1,062,963
TOTAL COMMUNICATION SERVICES		12,666,915

Consumer Discretionary - 7.6%
Broadline Retail - 2.6%
Amazon.com Inc (b)	16,867	4,119,259
Diversified Consumer Services - 0.9%
H&R Block Inc	27,556	1,370,635
Household Durables - 1.0%
Lennar Corp Class A	3,347	414,258
Mohawk Industries Inc (b)	4,687	532,632
Taylor Morrison Home Corp (b)	2,501	148,234
Toll Brothers Inc	2,092	282,315
TopBuild Corp (b)	601	253,910
		1,631,349
Specialty Retail - 2.8%
Lowe's Cos Inc	5,377	1,280,425
Murphy USA Inc	1,050	376,109
Ross Stores Inc	10,030	1,593,968
Ulta Beauty Inc (b)	2,270	1,180,128
		4,430,630
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica Inc (b)	3,103	529,186
TOTAL CONSUMER DISCRETIONARY		12,081,059

Consumer Staples - 8.1%
Beverages - 1.8%
Brown-Forman Corp Class B (a)	29,391	800,317
Keurig Dr Pepper Inc	74,625	2,026,815
		2,827,132
Consumer Staples Distribution & Retail - 2.3%
BJ's Wholesale Club Holdings Inc (b)	3,332	294,082
Kroger Co/The	21,462	1,365,627
Target Corp	8,398	778,663
US Foods Holding Corp (b)	17,545	1,274,118
		3,712,490
Food Products - 1.3%
McCormick & Co Inc/MD	11,500	737,840
Mondelez International Inc	22,172	1,274,003
		2,011,843
Household Products - 2.2%
Colgate-Palmolive Co	14,200	1,094,110
Procter & Gamble Co/The	15,621	2,348,930
		3,443,040
Tobacco - 0.5%
Philip Morris International Inc	6,200	894,846
TOTAL CONSUMER STAPLES		12,889,351

Energy - 7.0%
Oil, Gas & Consumable Fuels - 7.0%
ConocoPhillips	20,880	1,855,397
Exxon Mobil Corp	53,213	6,085,439
Shell PLC ADR	43,370	3,249,280
		11,190,116
Financials - 23.5%
Banks - 10.2%
Bank of America Corp	86,508	4,623,854
Cullen/Frost Bankers Inc	1,688	207,860
JPMorgan Chase & Co	7,984	2,483,982
M&T Bank Corp	10,743	1,975,315
PNC Financial Services Group Inc/The	12,944	2,362,927
US Bancorp	30,933	1,443,952
Wells Fargo & Co	34,830	3,029,165
		16,127,055
Capital Markets - 3.1%
Bank of New York Mellon Corp/The	12,554	1,354,953
Blackrock Inc	559	605,291
Northern Trust Corp	16,439	2,115,206
State Street Corp	7,999	925,164
		5,000,614
Consumer Finance - 1.2%
Capital One Financial Corp	8,594	1,890,594
Financial Services - 2.0%
Berkshire Hathaway Inc Class B (b)	2,391	1,141,799
PayPal Holdings Inc (b)	13,709	949,622
Sycamore Partners LLC rights (b)(c)	271,260	143,768
Visa Inc Class A	2,930	998,368
		3,233,557
Insurance - 6.4%
Chubb Ltd	10,928	3,026,400
Fidelity National Financial Inc/US	7,436	410,765
Hartford Insurance Group Inc/The	8,570	1,064,223
Marsh & McLennan Cos Inc	8,300	1,478,645
Travelers Companies Inc/The	11,680	3,137,482
Willis Towers Watson PLC	2,954	924,897
		10,042,412
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Annaly Capital Management Inc	42,211	893,607
TOTAL FINANCIALS		37,187,839

Health Care - 8.4%
Biotechnology - 1.0%
Gilead Sciences Inc	14,324	1,715,872
Health Care Providers & Services - 2.4%
Cigna Group/The	10,636	2,599,545
CVS Health Corp	15,123	1,181,862
		3,781,407
Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific Inc	4,118	2,336,512
Pharmaceuticals - 3.5%
Elanco Animal Health Inc (b)	33,195	735,269
GSK PLC ADR	53,214	2,493,608
Merck & Co Inc	27,204	2,339,000
		5,567,877
TOTAL HEALTH CARE		13,401,668

Industrials - 14.8%
Aerospace & Defense - 1.8%
L3Harris Technologies Inc	1,962	567,214
Lockheed Martin Corp	1,799	884,892
Northrop Grumman Corp	1,020	595,119
Textron Inc	10,428	842,687
		2,889,912
Air Freight & Logistics - 2.4%
CH Robinson Worldwide Inc	7,823	1,204,664
Expeditors International of Washington Inc	4,370	532,703
FedEx Corp	4,157	1,055,130
United Parcel Service Inc Class B	10,900	1,050,978
		3,843,475
Building Products - 0.2%
Builders FirstSource Inc (b)	2,585	300,299
Electrical Equipment - 1.0%
Emerson Electric Co	5,729	799,597
Regal Rexnord Corp	5,267	742,067
		1,541,664
Ground Transportation - 2.1%
CSX Corp	32,925	1,185,959
Knight-Swift Transportation Holdings Inc	16,542	746,375
Norfolk Southern Corp	4,054	1,148,823
Werner Enterprises Inc	12,027	315,106
		3,396,263
Machinery - 4.9%
Allison Transmission Holdings Inc	10,647	878,910
Cummins Inc	2,066	904,247
Deere & Co	2,982	1,376,581
Dover Corp	5,021	911,111
Flowserve Corp	7,519	513,171
PACCAR Inc	5,442	535,492
Pentair PLC	14,253	1,515,807
Westinghouse Air Brake Technologies Corp	5,034	1,029,151
		7,664,470
Professional Services - 1.8%
ExlService Holdings Inc (b)	17,500	684,250
Leidos Holdings Inc	4,201	800,164
Maximus Inc	9,273	770,772
SS&C Technologies Holdings Inc	7,000	594,440
		2,849,626
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc	3,831	952,004
TOTAL INDUSTRIALS		23,437,713

Information Technology - 9.0%
Communications Equipment - 2.0%
Cisco Systems Inc	42,707	3,122,309
IT Services - 2.8%
Accenture PLC Class A	5,534	1,384,053
Amdocs Ltd	14,851	1,251,345
Cognizant Technology Solutions Corp Class A	10,944	797,599
GoDaddy Inc Class A (b)	6,227	829,001
		4,261,998
Semiconductors & Semiconductor Equipment - 1.7%
Micron Technology Inc	7,229	1,617,633
QUALCOMM Inc	6,375	1,153,238
		2,770,871
Software - 2.5%
Gen Digital Inc	69,967	1,844,330
Salesforce Inc	8,374	2,180,673
		4,025,003
TOTAL INFORMATION TECHNOLOGY		14,180,181

Materials - 3.7%
Chemicals - 1.5%
CF Industries Holdings Inc	9,555	795,836
Corteva Inc	16,400	1,007,617
Mosaic Co/The	21,400	587,430
		2,390,883
Construction Materials - 0.8%
CRH PLC	11,203	1,334,277
Containers & Packaging - 0.6%
Crown Holdings Inc	9,856	957,806
Metals & Mining - 0.8%
Newmont Corp	14,860	1,203,214
TOTAL MATERIALS		5,886,180

Real Estate - 0.3%
Specialized REITs - 0.3%
Lamar Advertising Co Class A	3,188	378,065
Outfront Media Inc	9,579	169,452
		547,517
Utilities - 1.5%
Electric Utilities - 1.3%
Eversource Energy	13,295	981,304
PG&E Corp	64,251	1,025,446
		2,006,750
Gas Utilities - 0.2%
UGI Corp	13,673	457,088
TOTAL UTILITIES		2,463,838

TOTAL UNITED STATES		145,932,377
TOTAL COMMON STOCKS (Cost $121,218,784)		157,065,003

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
KOREA (SOUTH) - 0.3%
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd (Cost $326,004)	9,431	556,915

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.18	874,526	874,701
Fidelity Securities Lending Cash Central Fund (d)(e)	4.18	1,749,400	1,749,575
TOTAL MONEY MARKET FUNDS (Cost $2,624,276)			2,624,276

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $124,169,064)	160,246,194
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(1,210,797)
NET ASSETS - 100.0%	159,035,397

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,432,201	8,675,836	10,233,339	15,303	3	-	874,701	874,526	0.0%
Fidelity Securities Lending Cash Central Fund	1,246,500	4,731,856	4,228,781	506	-	-	1,749,575	1,749,400	0.0%
Total	3,678,701	13,407,692	14,462,120	15,809	3	-	2,624,276

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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